Nature of Business (Details) $ in Thousands		1 Months Ended	6 Months Ended	12 Months Ended		177 Months Ended	180 Months Ended
	Oct. 02, 2023 USD ($)	Oct. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) item	Dec. 31, 2022 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 USD ($)
Nature of Business
Number of product lines in development | item				2
Assumption of preferred stock in connection with the Business Combination				$ 34,150			$ 560
Proceeds from business combination				36,854	$ 0		36,854
Accumulated deficit				248,377	186,358		248,377
Proceeds from issuance of preferred stock				9,189	13,499
Proceeds from exercise of preferred stock warrants			$ 9,630	9,630	0
Cash proceeds from the exercise of stock options for common stock				179	94
Cash, cash equivalents and restricted cash				12,127	$ 9,664		12,127	$ 30,301
Standby Equity Purchase Agreement
Nature of Business
Sale of stock, authorized amount	$ 30,000	$ 30,000		30,000
Convertible Notes and Warrants
Nature of Business
Assumption of preferred stock in connection with the Business Combination						$ 57,466
Proceeds from exercise of preferred stock warrants				$ 9,630
Preferred stock
Nature of Business
Assumption of preferred stock in connection with the Business Combination							$ 164,364